UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /S/PETER W. MAY            New York, New York              2/13/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:         $ 400,341
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number            Name


     01         28-11639                    Nelson Peltz

     02         28-11640                    Peter W. May

     03         28-11641                    Edward P. Garden

     04         28-06499                    Sandell Asset Management Corp.

     05         28-12039                    Trian Fund Management, L.P.



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                                               FORM 13F INFORMATION TABLE
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

COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-----------------------  --------------  ---------  ---------  -----------------  ----------  --------  --------------------
                                                                                                             VOTING
                                                      VALUE    SHARES/ or SH/PUT  INVESTMENT  OTHER         AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE   SHARED   NONE
-----------------------  --------------  ---------  ---------  -----------------  ----------  --------  --------------------

Wendy's Intl Inc.             COM        950590109     6,494    251,320     SH      1,2,3,5   Defined         251,320

Wendy's Intl Inc.             COM        950590109   101,190  3,916,013     SH    1,2,3,4,5   Other         3,916,013

H.J. Heinz Co.                COM        423074103    22,100    473,440     SH      1,2,3,5   Defined         473,440

H.J. Heinz Co.                COM        423074103   251,204  5,381,400     SH    1,2,3,4,5   Other         5,381,400

Chemtura Corp.                COM        163893100     4,302    551,531     SH      1,2,3,5   Defined         551,531

Tiffany & Co. NEW             COM        886547108    11,765    255,584     SH      1,2,3,5   Defined         255,584

Cheesecake Factory Inc.       COM        163072101     3,286    138,588     SH      1,2,3,5   Defined         138,588



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